Income Taxes - Income Tax Recognized in Profit or Loss (Parenthetical) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Withholding taxes accrued	[1]	$ 0	$ 1,219

[1]	Estimated accrued foreign withholding taxes of $1,219 at December 31, 2020 relate to Exar Capital and are payable when interest from intercompany loans between the Company and its Joint Operation is received.